Merchandise Inventory (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Total merchandise inventory	$ 5,572,241	$ 1,805,090
Allowance for inventory obsolescence	(425,000)	(425,000)
Merchandise inventory, net	5,147,241	1,380,090
Appliances [Member]
Total merchandise inventory	5,285,975	1,538,552
Furniture [Member]
Total merchandise inventory	194,852	184,755
Other [Member]
Total merchandise inventory	$ 91,414	$ 81,783